SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Assets held-for-sale and Prepaid Land Use Right and Impairment of Long-Lived Assets) (Narrative) (Details) (USD $)	3 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Assets held-for-sale [Abstract]
Gain on disposal of subsidiaries		$ 3,358,127
Prepaid land use right
Period for recognition of intangible assets as an expense, minimum		40 years
Period for recognition of intangible assets as an expense, maximum		50 years
Expenses recognized		461,926	1,086,685	1,080,099
Impairment of long-lived assets
Impairment charge of long-lived assets	6,437,716		202,756,739	6,437,716
Carrying value of obsolete mono furnaces		$ 750,297,544	$ 863,093,184